SCHEDULE OF COMPANY’S OPERATING LEASE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Right of use asset	$ 10,055,199	$ 10,604,935		$ 3,423,123
Operating lease liability, current	2,321,018	2,228,852		323,056
Operating lease liability, net of current	7,494,395	8,041,504		2,675,495
Total operating lease liabilities	$ 9,815,413	$ 10,270,356		2,998,551
Greens Natural Foods, Inc. [Member]
Right of use asset			$ 6,036,104
Operating lease liability, current			1,661,788
Operating lease liability, net of current			4,374,315
Total operating lease liabilities			$ 6,036,104	$ 1,317,182